Subsidiaries (Schedule of Goodwill) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Jan. 22, 2016
Disclosure of subsidiaries [line items]
Total consideration transferred		$ (3,280)
Goodwill		$ 459	$ 96,095
Estrella Cooperatief BA [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred				$ 266,286
Non-controlling interest				20,325
Fair value of identifiable net assets				(249,509)
Goodwill	[1]			$ 37,102

[1]	This amount is not deductible for tax purposes and was determined in Quetzales.